Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Financial assets:
Financial assets at fair value through profit or loss	¥ 1,478,356	¥ 2,641,416
Financial liabilities:
Others	7,150,251	5,596,513
At fair value [member]
Financial assets:
Financial assets at fair value through profit or loss	1,478,356	2,641,416	¥ 16,422
Investment securities at fair value through other comprehensive income	21,543,615	17,506,113
Financial liabilities:
Others	57,549	2,294
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	1,001,587	981,380		¥ 1,020,114
Financial assets at fair value through profit or loss	583,939	596,791
Investment securities at fair value through other comprehensive income	407,390	412,347
Financial liabilities:
Others	51,015	4,998
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	562,823	578,080
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	21,116	18,711
Investment securities at fair value through other comprehensive income	407,390	412,347
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	51,015	4,998
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Financial assets:
Derivative financial instruments	583,939	596,791		569,760
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	1	2
Financial assets, Unfavorable changes	1	14
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	17	13
Financial assets, Unfavorable changes	17	20
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	493	541
Financial assets, Unfavorable changes	718	530
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	1,006	1,976
Financial assets, Unfavorable changes	2,461	5,872
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Derivative financial instruments	562,823	578,080		552,779
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	2,784	4,038
Financial assets, Unfavorable changes	4,585	11,636
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	21,116	18,711		16,981
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes		34
Financial assets, Unfavorable changes		34
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Others [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	3,664	1,651
Financial liabilities, Unfavorable changes	4,610	2,650
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets:
Derivative financial instruments	407,390	412,347		480,129
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Debt instruments [member]
Financial assets:
Derivative financial instruments				154
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	407,390	412,347		479,975
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	8,837	11,843
Financial assets, Unfavorable changes	8,362	10,848
At fair value [member] | Level 3 [member] | Derivatives [member]
Financial assets:
Derivative financial instruments	(40,757)	(32,756)		(37,436)
At fair value [member] | Level 3 [member] | Derivatives [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	(2,715)	(3,839)		(8,880)
At fair value [member] | Level 3 [member] | Derivatives [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	(19,569)	(21,474)		(27,423)
At fair value [member] | Level 3 [member] | Derivatives [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	(17,730)	(12,438)		(5,378)
At fair value [member] | Level 3 [member] | Derivatives [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	¥ (743)	¥ 4,995		¥ 4,245